Document and Entity Information	Apr. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2025
Entity File Number	001-40782
Entity Registrant Name	Roivant Sciences Ltd.
Entity Central Index Key	0001635088
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1173944
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	50 Broadway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1H 0DB
City Area Code	207
Local Phone Number	400-3347
Title of 12(b) Security	Common Shares, $0.0000000341740141 par value per share
Trading Symbol	ROIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false